UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

			Schedule of Investments
			December 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

American Depositary Receipts
2,300	Brasil Telecom Participacoes A S/ADR	$ 98,187	1.01%

Books: Publishing Or Published
1,400	McGraw-Hill Companies, Inc.	95,228	0.98%

Concrete Products, Except Block & Brick
15,200	US Concrete, Inc.*	108,224	1.11%

Crude Petroleum & Natural Gas
1,500	Cabot Oil & Gas Corp.	90,975
3,400	Range Resources Corp.	93,364
2,700	Stone Energy Corp.*	95,445
		279,784	2.86%

Drilling Oil & Gas Wells
1,900	Atwood Oceanics, Inc.*	93,043	0.95%

Electronic & Other Electrical Equipment
2,600	General Electric Co.	96,746	0.99%

Electric Utilities
3,900	Companhia Paranaense de Energia	42,822	0.44%

General Industrial Machinery & Equipment, NEC
2,000	Nordson Corp.	99,660	1.02%

Gold & Silver Ores
3,600	Bema Gold Corp.*	18,900	0.19%

Hospital & Medical Services Plans
2,000	Health Net, Inc.*	97,320	1.00%

Industrial & Commerical Fans & Blowers & Air Purifing Equipment
1,300	Donaldson Co.	45,123	0.46%

Industrial Organic Chemicals
1,600	Newmarket Corp.	94,480	0.97%

Instruments For Measuring & Testing of Electricity & Electonic Signals
3,000	Teradyne, Inc.*	44,880	0.46%

Insurance Agents
2,300	HILB Rogal & Hamilton Co.	96,876
1,700	Metlife, Inc.	100,317
		197,193	2.02%

Measuring & Controlling Device
2,200	Thermo Electron Corp.*	99,638	1.02%

Mining & Quarrying of Nonmetallic Minerals
1,300	Compass Minerals International, Inc.	41,028	0.42%

Miscellaneous Chemical Product
5,100	Hercules Corp.*	98,481	1.01%

Motor Vehicles & Passenger Car
13,500	Ford Motor Co.*	101,385
3,000	Navistar International Corp.*	100,290
		201,675	2.06%

Oil & Gas Field Exploration Services
8,600	Omni Energy Services Corp.*	84,194	0.86%

Operative Builders
2,800	Hovnanian Enterprises, Inc.*	94,920	0.97%

Pharmaceutical Preparations
8,500	Encyslive Pharmaceuticals, Inc.*	35,785	0.37%

Plastics Materials
1,400	Albemarle Corp.	100,520	1.03%

Savings Institution, Federally Chartered
3,800	Sovereign Bancorp, Inc.	96,482	0.99%

Security & Commodity Brokers
900	IntercontinentalExchange, Inc.*	97,110
1,000	NYSE Group, Inc.*	97,200
		194,310	1.99%

Services - Business Services
3,800	Greenfield Online, Inc.*	54,340	0.56%

Services-Computer Integrated
2,200	Open Text Corp.*	44,660	0.46%

State Commercial Banks
2,800	Banco Itau Holding Financiera SA SPONS	100,912	1.03%

Surgical & Medical Instruments & Apparatus
5,900	Cantel Medical Corp.*	95,521	0.98%

Telegraph & Other Message Communication
3,500	Leucadia National Corp.	98,700	1.01%

Telephone Communications
3,700	Telecom Corp. N Z	99,604	1.02%

Wholesale-Medical, Dental & Hospital Equipment & Supplies
3,200	Keystone Automotive Industries, Inc.*	108,768	1.11%

	Total for Common Stock (Cost $3,112,631)	3,061,128	31.34%

Real Estate Invesment Trusts
2,800	Healthcare Property L P	103,096
3,300	Nationwide Health Properties, Inc.	99,726
		202,822	2.08%

	Total Real Estate Investment Trusts (Cost $197,567)	202,822	2.08%
Cash Equivalents
292,547	UMB Bank Money Market Fiduciary 3.65% **	292,547	3.00%
	Total Cash Equivalents ($292,547)

	Total Investments (Cost $3,602,744)	3,556,497	36.41%

	Other assets less Liabilities	6,210,080	63.59%

	Net Assets	$ 9,766,577	100.00%

* Non income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.

NOTES TO FINANCIAL STATEMENTS
Top Flight Long-Short Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,602,744 amounted to $20,290 which consisted of aggregate gross unrealized appreciation of
$208,226 and aggregate gross unrealized depreciation of $187,936.

Top Flight Fund
SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
Air-Conditioning & Warm Air Heating Equipment
2,100	American Standard Co., Inc.	96,285

Air Transportation, Nonscheduled
2,100	Atlas Air Worldwide Holdings, Inc.	93,450

Air Transportation, Scheduled
6,600	Jetblue Airways Corp.	93,720

Agricultural Chemicals
22,000	Bergin Brunswig Corp.	112,200

Apparel & Other Finished Products
3,700	Core Industries, Inc.	94,350

Biological Products
7,900	Biocryst Pharmaceuticals, Inc.	91,324
20,000	NPS Pharmaceuticals, Inc.	90,600
		181,924

Bottled & Canned Soft Drinks & Carbonated Waters
7,100	Cott Corp.	101,601

Cable & Other Pay Television Services
18,500	Tivo, Inc.	94,720

Computer Communications Equipment
22,429	Adaptec, Inc.	104,519

Computer Terminals
7,000	Palm, Inc.	98,630

Crude Petrolem & Natural Gas
14,400	American Oil & Gas, Inc.	94,320
4,146	Callon Petroleum Co.	62,314
4,300	Harvest Energy Trust	96,578
6,900	McMoran Exploration Co.	98,118
29,000	Transmeridian Exploration, Inc.	100,050
		451,380

Gold & Silver Ores
7,100	Seabridge Gold Inc.	100,252

Fire, Marine & Casualty Insurance
200	White Mountains Insurance Group Ltd.	115,880

Hotels & Motels
5,388	Great Wolf Resorts, Inc.	75,216

Investors
7,162	Harris & Harris Group, Inc.	86,588

In Vitro & In Vivo Diagnostic
1,300	Advance Magnetic, Inc.	77,636
7,900	Human Genome Sciences, Inc.	98,276
		175,912

Life Insurance
7,900	American Equity Investment Life Holding, Co.	102,937

Miscellaneous Electrical Machinery
10,000	GSI Group, Inc.	96,900
9,900	Spectrum Brands, Inc.	107,910
		204,810

Miscellaneous Plastic Products
2,700	PW Eagle, Inc.	93,150

Miscellaneous Products of Petroleum & Coal
2,800	Headwaters, Inc.	67,088

Newspapers: Publishing Or Published
3,500	Nelnet, Inc.	95,760

Ordnance & Accessories
4,445	Blount International, Inc.	59,830

Paints, Varnishes, Lacquers, Enamels & Allied Products
24,846	Rentech, Inc.	93,669

Petroleum Refining
3,800	Western Refining, Inc.	96,748

Pharmaceutical Preparations
6,800	Alkermes, Inc.	90,916
4,500	Carter Wallace, Inc.	97,605
7,000	Keryx Biopharm, Inc.	93,100
1,800	New River Pharmaceuticals, Inc.	98,478
2,600	Vertex Pharmaceuticals, Inc.	97,292
3,800	Watson Pharmaceuticals, Inc.	98,914
		576,305

Printed Circuit Board
4,100	Plexus Corp.	97,908

Pumps & Pumping Equipment
1,900	Flowserve Corp.	95,893

Radio Broadcasting Stations
23,200	Spanish Broadcasting System, Inc.	95,352

Radiotelephone Communications
1,500	China Netcom Group Corp. Ltd.	80,280
1,600	Leap Wireless International, Inc.	95,152
		175,432

Refuse Systems
8,100	Casella Waste Systems, Inc.	99,063

Retail Radio Tv & Consumer Electronics
4,300	Conn's Inc.	100,061

Retail Womens Clothing Stores
4,600	Chicos Fashion, Inc.	95,174

Security & Commodity Brokers
7,900	Bisys Group, Inc.	101,989
2,900	Nasdaq Stock Market, Inc.	89,291
		191,280

Security Brokers, Dealers & Flotation Companies
1,700	International Asset Holding Corp.	48,807
400	Morgan Stanley Group, Inc.	32,572
		81,379

Semiconductors & Related Devices
4,900	Microsemi Corp.	96,285
10,000	RF Micro Devices, Inc.	67,900
2,800	Silicon Laboratories, Inc.	97,020
1,000	Triquint Semidonductor, Inc.	4,500
		265,705

Services - Business Services, NEC
500	Amrep Corp.	61,250
3,100	Ebay, Inc.	93,217
2,700	Webex Communications, Inc.	94,203
		248,670

Services - Computer Integrated
3,700	Yahoo, Inc.	94,498

Services - Educational Services
5,800	Ecollege.com	90,770
900	Strayer Education, Inc.	95,445
		186,215

Services - Home Health Care Services
3,300	Matria Healthcare, Inc.	94,809

Services - Miscellaneous Amusement
3,500	Isle Carpi Casinos, Inc.	93,030
13,900	Six Flags, Inc.	72,836
		165,866

Services - Motion Picture & Video
8,353	Gaiam, Inc. Class A	114,269

Services - Prepackaged Software
18,790	Borland Software Corp.	102,218
16,600	Novell, Inc.	102,920
5,507	Rightnow Technologies, Inc.	94,831
5,500	Witness Systems, Inc.	96,415
		396,384

Short-Term Business Credit Insurance
7,300	Encore Capital Group, Inc.	91,980

Surgical & Medical Instruments
11,940	Orasure Tech, Inc.	98,624

Telephone & Telegraph Apparatus
10,500	Audiocodes Ltd.	98,385
10,800	Ikanos communications	93,852
		192,237

Television Broadcasting Station
1,900	Gaylord Entertainment Co.	96,767

Transportation Services
4,800	Expedia, Inc.	100,704

Trucking
2,600	YRC Worldwide, Inc.	98,098

	Total Securities Sold Short (Proceeds - $6,809,831)	6,743,293

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date February 26, 2007

* Print the name and title of each signing officer under his or her signature.